Subsequent Events (Q3) (Details) $ / shares in Units, $ in Thousands	Oct. 17, 2023 USD ($) Warrant $ / shares shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Feb. 24, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Stockholders' equity [Abstract]
Preferred stock, par value (in dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001
Warrant exercise price per share (in dollars per share)			$ 0
Subsequent Event [Member]
Stockholders' equity [Abstract]
Warrant exercise price per share (in dollars per share)				$ 0
Gross proceeds before underwriting discounts and commissions and offering expenses | $	$ 2,250
Subsequent Event [Member] | October 2023 Warrants [Member]
Stockholders' equity [Abstract]
Purchase price for one unit (in dollars per share)	$ 15
Subsequent Event [Member] | Series J Convertible Preferred Stock [Member]
Stockholders' equity [Abstract]
Issuance of stock (in shares) | shares	150,000
Number of shares in one unit (in shares) | shares	1
Preferred stock, par value (in dollars per share)	$ 0.0001
Liquidation preference per share (in dollars per share)	$ 25
Stock term	3 years
Conversion price (in dollars per share)	$ 1.01
Preferred stock, dividend rate	5.00%
Dividend payment period	3 years
Subsequent Event [Member] | Series J Convertible Preferred Stock [Member] | October 2023 Warrants [Member]
Stockholders' equity [Abstract]
Number of warrants included in each unit | Warrant	1
Number of shares to be purchased with each warrant (in shares) | shares	0.5
Warrants term	3 years
Warrant exercise price per share (in dollars per share)	$ 7.5
Warrant percentage of public offering price per unit	50.00%